Employee Benefits - Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Japanese plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	¥ 9,207	¥ 5,464
General accounts	34,663	32,322
Separate accounts	16,569	16,243
Other	5,850	2,838
Total	1,244,530	1,219,073
Japanese plans [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	116,183	112,011
Japanese plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	115,773	132,858
Japanese plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	32,886	31,306
Debt securities	71,487	74,500
Japanese plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	234,226	214,783
Debt securities	146,709	124,373
Japanese plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	231,404	228,083
Debt securities	229,573	244,292
Japanese plans [member] | Level 1 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	9,207	5,464
General accounts
Separate accounts
Other	32	8
Total	767,622	707,370
Japanese plans [member] | Level 1 [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Level 1 [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Level 1 [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Level 1 [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	3,859	2,213
Japanese plans [member] | Level 1 [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	32,885	31,306
Debt securities	71,487	73,125
Japanese plans [member] | Level 1 [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	234,226	214,783
Debt securities	3,036	2,799
Japanese plans [member] | Level 1 [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	231,162	228,083
Debt securities	181,728	149,589
Japanese plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents
General accounts	34,663	32,322
Separate accounts	16,569	16,243
Other	5,818	2,830
Total	476,908	511,703
Japanese plans [member] | Unquoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Unquoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	116,183	112,011
Japanese plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	111,914	130,645
Japanese plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	1
Debt securities		1,375
Japanese plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	143,673	121,574
Japanese plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	242
Debt securities	47,845	94,703
Foreign plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	36,373	5,659
General accounts
Separate accounts
Other	14,611	16,584
Total	860,858	807,528
Foreign plans [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	53,100	61,459
Foreign plans [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	91,264	73,972
Foreign plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	61,520	53,357
Foreign plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	247,386	268,001
Foreign plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	13,970	18,333
Debt securities	433	183
Foreign plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	94,332	92,774
Debt securities	119,942	105,986
Foreign plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	117,017	98,659
Debt securities	10,910	12,561
Foreign plans [member] | Level 1 [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	36,373	5,659
General accounts
Separate accounts
Other	(1,447)	(875)
Total	264,513	264,110
Foreign plans [member] | Level 1 [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Level 1 [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Level 1 [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Level 1 [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	8,882	54,063
Foreign plans [member] | Level 1 [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	13,970	18,333
Debt securities
Foreign plans [member] | Level 1 [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	94,332	92,774
Debt securities
Foreign plans [member] | Level 1 [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	112,403	94,156
Debt securities
Foreign plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents
General accounts
Separate accounts
Other	16,058	17,459
Total	596,345	543,418
Foreign plans [member] | Unquoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	53,100	61,459
Foreign plans [member] | Unquoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	91,264	73,972
Foreign plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	61,520	53,357
Foreign plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	238,504	213,938
Foreign plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	433	183
Foreign plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	119,942	105,986
Foreign plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	4,614	4,503
Debt securities	¥ 10,910	¥ 12,561